5 year summary	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Information [Abstract]
5 year summary
5 year summary

	Note	2021 £m	2020 £m	2019 £m	2018 £m	2017 £m
RELX consolidated financial information
Revenue		7,244	7,110	7,874	7,492	7,341
Reported operating profit		1,884	1,525	2,101	1,964	1,905
Adjusted operating profit	1	2,210	2,076	2,491	2,346	2,284
Reported net profit attributable to RELX PLC shareholders		1,471	1,224	1,505	1,422	1,648
Adjusted net profit attributable to RELX PLC shareholders	1	1,689	1,543	1,808	1,674	1,620
RELX PLC financial information
Reported earnings per ordinary share (pence)		76.3p	63.5p	77.4p	71.9p	81.6p
Adjusted earnings per ordinary share (pence)		87.6p	80.1p	93.0p	84.7p	80.2p
Dividend per ordinary share (pence)	2	49.8p	47.0p	45.7p	42.1p	39.4p

(1)
Adjusted figures are presented as additional performance measures used by management. Further details on the adjusted measures can be found in the Alternative performance measures section on pages 193 to 197.

(2)	Dividend per ordinary share is based on the interim dividend and proposed final dividend for the relevant year.